Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Internal software development costs, amortization expense	$ 10,141	$ 6,802
Software development costs
Finite-Lived Intangible Assets [Line Items]
Internal software development costs	12,666	5,547
Internal software development costs, amortization expense	$ 3,832	$ 2,837